Revenue and segmental reporting	12 Months Ended
Dec. 31, 2022
Revenue and segmental reporting [Abstract]
Revenue and segmental reporting
2.	Revenue and segmental reporting

Revenue recognized during 2022 arose primarily from Product revenue following regulatory approval of KIMMTRAK in the United States and Europe. Revenue recognized during 2021 and 2020 arose primarily from collaboration agreements with GlaxoSmithKline Intellectual Property Development Ltd (“GSK”), Eli Lilly and Company (“Eli Lilly”) and Genentech, Inc. (“Genentech”).

	2022	2021	2020
Revenue from sale of therapies	£’000	£’000	£’000
Product revenue	108,148	—	—
Pre-product revenue	8,661	3,010	—
Total revenue from sale of therapies	116,809	3,010	—
Collaboration revenue
GSK	—	6,083	6,356
Eli Lilly	7,361	—	3,522
Genentech	19,567	17,427	20,236
Total collaboration revenue	26,928	23,510	30,114
Total revenue	143,737	26,520	30,114

Of the Group’s collaboration customers, Eli Lilly and Genentech are based in the United States. GSK is based in the United Kingdom. The revenue figure for Genentech in the table above represented more than 10% of the Group’s revenue during 2022. During 2021, the figures for both GSK and Genentech in the table above each represented more than 10% of the Group’s revenue. In 2020, all figures above for the Group’s collaboration customers represented more than 10% of the Group’s revenue.

The following table shows amounts of revenue recorded for individual customers representing more than 10% of the Group’s total revenue from the sale of therapies during 2022.

2022
£’000
Customer A	30,804
Customer B	29,225
Customer C	20,419
Customer D	20,054
Customer E	13,724
114,226

Net product revenue from the sale of KIMMTRAK, and net pre-product revenue from the sale of tebentafusp as part of a compassionate use and early access program are presented by region based on the location of the customer below.

	2022	2021	2020
	£’000	£’000	£’000
United States	80,448	—	—
Europe	35,490	3,010	—
Rest of World	871	—	—
Total revenue from sale of therapies	116,809	3,010	—

Product revenue, net

During the year ended December 31, 2022, the Group recognized £108,148,000 of net product revenue relating to the sale of KIMMTRAK primarily in the United States and Europe after estimated deductions for rebates, chargebacks, other customer fees and returns, which are recognized in accruals as set out in the Group’s accounting policies.

Pre-product revenue, net

During the year ended December 31, 2022 and 2021, the Group recognized £8,661,000 and £3,010,000 of net pre-product revenue, respectively, relating to the sale of tebentafusp under compassionate use and early access programs in France after estimated deductions for rebates and returns, which are recognized in accruals as set out in the Group’s accounting policies. In September 2022, the Group began selling KIMMTRAK as a commercial product in France, and these sales are reflected in Product revenue, net.

Collaboration revenue

For the year ended December 31, 2022, a total of £24,450,000 of revenue recognized was included in deferred revenue at January 1, 2022 (2021: £21,128,000 recognized included in deferred revenue at January 1, 2021).

Trade receivables and deferred revenue from contracts with customers

Trade receivables were £27,736,000 as at December 31, 2022, compared to £6,047,000 as at December 31, 2021, mainly due to the increase in Product revenue following approval of KIMMTRAK in 2022. As at December 31, 2022, the amount of expected credit losses on Trade receivables was not material.

Deferred revenue as at December 31, 2022 and 2021 was as follows:

	2022	2021
	£’000	£’000
Current deferred revenue	6,408	24,450
Non-current deferred revenue	4,331	6,408
	10,739	30,858

Deferred revenue in the Consolidated statement of financial position is primarily in respect of the upfront fee and development milestone consideration received from the various collaboration agreements in advance of services performed by the Group. Deferred revenue decreased by £20,119,000 as a result of the revenue recognised under our collaboration agreements detailed above. The Current deferred revenue of £6,408,000 in the Consolidated statement of financial position, represents the amount of transaction price allocated to performance obligations that are unsatisfied or partially satisfied as at December 31, 2022, and is expected to be recognized as revenue within one year.

Non-current deferred revenue in the Consolidated statement of financial position at December 31, 2022, relates to a revised distribution agreement with Medison Pharma Ltd (“Medison”) entered into in November 2022. Under the revised agreement, the Group received a non-refundable payment of £4,331,000 in the year ended December 31, 2022, in exchange for granting Medison exclusive distribution rights in South America. The Group has determined that the deferred revenue relates to the Group’s single, combined performance obligation to supply KIMMTRAK to Medison and to grant Medison the exclusive right to distribute KIMMTRAK in South America. The Group expects to recognize this revenue with the sale of products following regulatory approval in the territory. The Group estimates that Product revenue recognition of this Non-current deferred revenue will commence in 2024 or later.

No revenue was recognized in 2022 relating to performance obligations satisfied in previous years (2021: no revenue; 2020: £705,000).

Accruals for rebates and chargebacks

Information on estimated revenue deductions for rebates and chargebacks included under Accruals within Trade and other payables in the Consolidated statement of financial position is provided within Critical accounting estimates and judgements in Note 2.

Genentech Collaboration

Under the Genentech agreement signed in November 2018, the Group received aggregate non-refundable payments totaling $100 million consisting of an initial upfront payment of $50 million and $50 million paid upon an investigational new drug filing for the first clinical trial of the product candidate compound, in exchange for granting Genentech rights to co-develop/co-promote the Group’s IMC-C103C program and the co-exclusive worldwide license to the Group’s intellectual property rights in MAGE A4 soluble TCR bispecific therapeutic candidate compounds. The Group is responsible for development of the IMC-C103C program over the period of time to estimated completion of the Phase 1 clinical trial, with costs being shared equally with Genentech. In February 2023, as the Group elected to withdraw from co-funding with Genentech the MAGE-A4 HLA-A02 program, IMC-C103C, Genentech shall acquire an exclusive worldwide license to the MAGE-A4 HLA-A02 soluble TCR bispecific therapeutic candidate compounds and shall be fully responsible for all further development and commercialization of such candidate compounds, at its expense. For more information, please see “Item 4B. Business overview—Our Collaborations and License Agreements—Genentech Collaboration.”

The total payments of $100 million (£77.4 million) were recorded as deferred revenue on receipt in November 2018 and allocated to a single combined performance obligation covering the granting of the co-exclusive worldwide license, the provision of development services and participation on a joint steering committee. This deferred revenue is recognized as the Group satisfies the combined performance obligation over the estimated period of time to when the Group has completed substantially all of its responsibilities associated with its withdrawal from the co-funding and the Phase I clinical trial. Following the Group's withdrawal from co-funding the MAGE-A4 HLA-A02 program, IMC-C103C, Genentech shall acquire an exclusive worldwide license to the MAGE-A4 HLA-A02 soluble TCR bispecific therapeutic candidate compounds and shall be fully responsible for all further development and commercialization of such candidate compounds, at its expense. Research and development costs reimbursed under the 2018 Genentech Agreement are considered variable consideration and not recognized in the transaction price until it is highly probable that the recognition of such revenue will not be reversed.

During the year ended December 31, 2022, the Group recognized £19,567,000 revenue relating to the 2018 Genentech Agreement (2021: £17,427,000; 2020: £20,236,000). The revenue recognized represents both deductions from deferred revenue and research and development costs reimbursed, predominantly for clinical trial costs. Such reimbursements arise in order to ensure that research and development costs are shared equally in accordance with the 2018 Genentech agreement. Of the revenue recognised in the year ended December 31, 2022, £2,478,000 represented research and development cost reimbursements (2021: £338,000; 2020: £2,785,000), and £17,089,000 represented revenue that was included in the deferred revenue balance at January 1, 2022. As at December 31, 2022, £6,408,000 of transaction price was allocated to the unsatisfied performance obligation under the agreement. The Group estimates that the remaining revenue relating to this performance obligation would be satisfied within one year.

GSK Collaboration

In June 2013, the Group entered into a collaboration and license agreement with GSK pursuant to which the Group and GSK agreed to collaborate in the development of soluble TCR bispecific therapeutic compounds (the “GSK Agreement”). Under the GSK Agreement, the Group granted GSK the right to nominate up to four exclusive targets. The first target, GSK01/NY-ESO, was nominated at the time of execution of the GSK Agreement. A second target was nominated in July 2017. GSK subsequently had no further ability to nominate additional targets under the terms of the agreement. Following a review of the targets in the year ended December 31, 2021, the parties elected not to proceed further with the second target and the GSK Agreement was terminated in January 2022.

As at December 31, 2022, the Group had received a total of £22,900,000 in non-refundable payments, none of which were received during the years ended December 31, 2022 and 2021. Those previous payments were recorded as deferred revenue on receipt and allocated to a single combined performance obligation for each target covering the provision of research and development services and participation on a joint steering committee. This deferred revenue was recognized as the Group satisfied the combined performance obligation over the estimated period of time to when GSK could exercise the option to obtain an exclusive worldwide license for the therapeutic candidate compounds. Research and development costs reimbursed under the GSK Agreement were considered variable consideration and assessed at contract inception and each subsequent reporting period and not recognized in the transaction price until it was highly probable that the recognition of such revenue would not be reversed.

During the year ended December 31, 2022, the Group recognized no revenue relating to the GSK Agreement (2021: £6,083,000; 2020: £6,356,000) following termination of the agreement. In 2021, GSK and the Group elected not to progress with the final program under the agreement and therefore released the remaining deferred revenue attributed to the GSK Agreement during the year ended  December 31, 2021.

Lilly Collaboration

The Group released the remaining deferred revenue attributed to the third target under the Lilly Collaboration after the parties agreed to terminate the agreement in March 2022. No further revenue under the collaboration is expected.

In July 2014, the Group entered into a development and license agreement with Eli Lilly, or the Lilly Agreement, pursuant to which the Group and Eli Lilly agreed to collaborate in the development, manufacture and commercialization of soluble TCR bispecific therapeutic compounds. Under the Lilly Agreement, Eli Lilly paid an initial non-refundable upfront fee payment of $45 million in exchange for options to three targets. Following termination of the agreement, Eli Lilly no longer has any rights to the targets or the ability to nominate any further targets under the initial agreement. In December 2016, the Group and Eli Lilly agreed to swap an existing antigen target, selected by Eli Lilly, for a new, well known neo-antigen target. Lilly has no further obligations with respect to the initial target that was replaced. In September 2017, the Group and Eli Lilly agreed to swap a second antigen target, selected by Eli Lilly, for a second neo-antigen target. Similarly, Eli Lilly has no further obligations with respect to the initial target that was replaced.

Under the Lilly Agreement, the Group was responsible for developing soluble TCR bispecific therapeutic pre-clinical candidates to each target with Eli Lilly responsible for GMP manufacture of Phase 1 material at its expense. On a collaboration target-by collaboration target basis, at the point of clinical candidate nomination, Eli Lilly had the right to opt in to gain exclusive co-development/co-promotion rights to the target program.

The $45.0 million upfront payment was recorded as deferred revenue on receipt and allocated to a single combined performance obligation for each target covering the provision of research and development services and participation on a joint steering committee. This deferred revenue was recognized as the Group satisfied the combined performance obligations over the estimated period of time to when Eli Lilly could exercise the option to obtain exclusive co-development/co-promotion rights to the target and the Group could opt-out of the co-development of the target.

During the year ended December 31, 2022, the Group recognized £7,361,000 of revenue relating to the Lilly Agreement (2021: no revenue; 2020: £3,522,000). The Group released the remaining deferred revenue attributed to the third target under the collaboration after the parties agreed to terminate the agreement during the year ended December 31, 2022. No further revenue under the Eli Lilly Collaboration is expected.

Other segmental reporting information

The total of non-current assets other than financial instruments and deferred tax assets located in the United Kingdom as at December 31, 2022 is: £36,079,000. The total located in other countries (primarily the United States) is £2,241,000.